Accumulated Other Comprehensive Income (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Schedule of Accumulated Other Comprehensive Income (Loss)

(Dollars in thousands)	Unrealized gains on available-for-sale securities
Balance as of December 31, 2015	$2,395

Other comprehensive income before reclassification	1,421
Amount reclassified from accumulated other comprehensive income	(200)

Period change	1,221

Balance at September 30, 2016	$3,616

Balance at June 30, 2016	$3,879
Other comprehensive income before reclassification	(263)
Amount reclassified from accumulated other comprehensive income	—

Period change	(263)

Balance at September 30, 2016	$3,616

(Dollars in thousands)	Unrealized gains on available-for-sale securities
Balance as of December 31, 2014	$2,548

Other comprehensive income before reclassification	(461)
Amount reclassified from accumulated other comprehensive income	(170)

Period change	(631)

Balance at September 30, 2015	1,917

Balance as of June 30, 2015	$1,122
Other comprehensive loss before reclassification	935
Amount reclassified from accumulated other comprehensive income	(140)

Period change	795

Balance at September 30, 2015	$1,917

(Dollars in thousands)	Unrealized gains on available-for-sale securities (a)
Balance as of December 31, 2014	$2,548

Other comprehensive income before reclassification	60
Amount reclassified from accumulated other comprehensive income	(213)

Period change	(153)

Balance at December 31, 2015	$2,395

(Dollars in thousands)	Unrealized gains on available for sale securities (a)
Balance as of December 31, 2013	($2,237)

Other comprehensive income before reclassification	4,949
Amount reclassified from accumulated other comprehensive income	(164)

Period change	4,785

Balance at December 31, 2014	$2,548

(a)	All amounts are net of tax. Amounts in parentheses indicate debits.

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

(Dollars in thousands) Details about other comprehensive income	Amount Reclassified from Accumulated Other Comprehensive Income (a) For the Three Months Ended		Affected Line Item in the Statement Where Net Income is Presented
	September 30, 2016	September 30, 2015
Unrealized gains on available-for-sale securities	$—	$211	Investment securities gains, net
	—	(71)	Income taxes

	$—	$140	Net of tax

(Dollars in thousands) Details about other comprehensive income	Amount Reclassified from Accumulated Other Comprehensive Income (a) For the Nine Months Ended		Affected Line Item in the Statement Where Net Income is Presented
	September 30, 2016	September 30, 2015
Unrealized gains on available-for-sale securities	$303	$257	Investment securities gains, net
	(103)	(87)	Income taxes

	$200	$170	Net of tax

(a) Amounts in parentheses indicate debits to net income

(Dollars in thousands) Details about other comprehensive income	Amount Reclassified from Accumulated Other Comprehensive Income (a) December 31, 2015	Affected Line Item in the Statement Where Net Income is Presented
Unrealized gains on available-for-sale securities	$323	Investment securities gains, net
	(110)	Income taxes

	$213	Net of tax

(Dollars in thousands) Details about other comprehensive income	Amount Reclassified from Accumulated Other Comprehensive Income (a) December 31, 2014	Affected Line Item in the Statement Where Net Income is Presented
Unrealized gains on available-for-sale securities	$248	Investment securities gains, net
	(84)	Income taxes

	$164	Net of tax

(a)	Amounts in parentheses indicate debits to net income.